SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 13 – SUBSEQUENT EVENTS

In January 2013, we offered and sold an aggregate of 104,095 units in an additional closing of our December Offering resulting in gross proceeds of $0.2 million. The price per unit was $2.20. On March 22, 2013, we issued 25,069 additional units in order to adjust the price per unit from $2.20 to $1.773 to be consistent with the price per unit of our March 22, 2013 closing.  All other terms and conditions are the same as the December Offering.

Between March 22, 2013 and March 27, 2013, we offered and sold 557,256 units in in connection with another closing of our December Offering. This closing resulted in gross proceeds of $1.0 million. The price per unit was $1.773. All other terms and conditions are the same as the December Offering.

In connection with this closing, we incurred placement agent and finder’s fees and expenses in the amount of $37,000 in cash and issued warrants to purchase 18,410 shares at an exercise price per share of $3.00.